Related Party Transactions	6 Months Ended
Jun. 30, 2018
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
NOTE 5 – Related Party Transactions

Office Lease –
A director of the Company is also the CEO of The Doctors Laboratory (“TDL”).  The Company leases its UK office space from TDL and has incurred expenses of approximately $72,000 and $67,000 plus VAT during the six months ended June 30, 2018 and 2017, respectively.

Consulting –
A director of the Company began providing business development consulting services in January 2018. The Company has incurred expenses of approximately $36,000 during the six months ended June 30, 2018 relating to these consulting services.